Offerings	Mar. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	6,726,360
Proposed Maximum Offering Price per Unit	10.79
Maximum Aggregate Offering Price	$ 72,577,424.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,022.94
Offering Note	1. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the Registrant's 2022 Equity Incentive Plan (the "2022 Plan"), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of common stock. 2. Represents an automatic increase on January 1, 2026 to the number of shares available for issuance under the 2022 Plan in accordance with the automatic share reserve increase provisions of the 2022 Plan. 3. Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $10.79 per share, which is the average of the high and low prices of the Registrant's common stock as reported on the New York Stock Exchange on February 27, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1,345,272
Proposed Maximum Offering Price per Unit	9.17
Maximum Aggregate Offering Price	$ 12,336,144.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,703.62
Offering Note	1. Pursuant to Rule 416(a) of the Securities Act, this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the Registrant's 2022 Employee Stock Purchase Plan (the "2022 ESPP"), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of common stock. 2. Represents an automatic increase on January 1, 2026 to the number of shares available for issuance under the 2022 ESPP in accordance with the automatic share reserve increase provisions of the 2022 ESPP. 3. Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of 85% of $10.79 per share, which is the average of the high and low prices of the Registrant's common stock as reported on the New York Stock Exchange on February 27, 2026. Pursuant to the 2022 ESPP, the purchase price of the shares of common stock reserved for issuance thereunder will be 85% of the lower of the fair market value of common stock on the Enrollment Date or the Exercise Date (as such terms are defined in the 2022 ESPP).